Trade receivables, tax receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables, tax receivables and other current assets
Schedule of trade receivables and others break down

	As of
	December 31,
(in thousands of euros)	2021	2022	2023
3 months or less	4,000	0	3,807
Between 3 and 6 months	—	—	—
Between 6 and 12 months	—	—	—
More than 12 months	—	—	—
Trade receivables and others	4,000	0	3,807

Schedule of other current assets and receivables

	As of December 31,
(in thousands of euros)	2021	2022	2023
CIR and other research tax credits	4,357	5,994	5,333
Other	16	13	19
Tax receivables	4,373	6,007	5,352
Prepaid expenses	7,454	8,601	4,656
Short-term deposit accounts	8,829	1,048	70
Current accrued income	92	117	1,047
Liquidity agreement - Cash	762	282	422
VAT receivables	2,828	3,057	5,066
Other receivables	294	162	435
Other current assets	20,260	13,267	11,696
Other current assets and receivables	24,632	19,274	17,048